The Mexico Equity & Income Fund, Inc.

August 6, 2021

FILED VIA EDGAR CORRESPONDENCE

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Karen Rossotto

Re:	The Mexico Equity and Income Fund, Inc. Registration Statement on Form N-2 File Nos. 333-255543; 811-06111

Dear Ms. Rossotto:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, The Mexico Equity and Income Fund, Inc. (the “Fund”) respectfully requests acceleration of the effective date of the Fund’s Registration Statement on Form N-2 (File Nos. 333-255543 and 811-06111) (the “Registration Statement”) so that such Registration Statement will be declared effective on August 10, 2021 or as soon thereafter as practicable. The Fund respectfully requests that you notify Thomas R. Westle of Blank Rome LLP of such effectiveness by a telephone call to (212) 885-5239.

Should you have any questions regarding this request, please contact Mr. Westle at (212) 885-5239 or Margaret M. Murphy at (212) 885-5205.  Thank you for your continued attention to this matter.

Very truly yours, The Mexico Equity and Income Fund, Inc.
By: /s/ Maria Eugenia Pichardo Name: Maria Eugenia Pichardo Title: President

cc:	Thomas R. Westle Blank Rome LLP